Exceptional items (Tables)	12 Months Ended
Jun. 30, 2019
Exceptional Items [Abstract]
Schedule of exceptional items

	2019 £ million	2018 £ million	2017 £ million
Items included in operating profit
Indirect tax in Korea (a)	(35)	—	—
Guaranteed minimum pension equalisation (b)	(21)	—	—
French tax audit penalty (note 7 (b) (i))	(18)	—	—
Brand, goodwill, tangible and other assets impairment (c)	—	(128)	—
Competition authority investigation in Turkey (d)	—	—	(33)
Customer claim in India (e)	—	—	(32)
Disengagement agreements relating to United Spirits Limited (f)	—	—	23
	(74)	(128)	(42)
Non-operating items
Sale of businesses and brands
Portfolio of 19 brands (g)	155	—	—
USL wine business (h)	(2)	—	—
Wines in the United States and Percy Fox (i)	—	—	20
United National Breweries (j)	(9)	—	—
	144	—	20
French tax audit interest (note 7 (b) (i))	(9)	—	—
Exceptional items before taxation	61	(128)	(22)
Items included in taxation (note 7 (b))	(39)	203	4
Exceptional items in continuing operations	22	75	(18)
Discontinued operations net of taxation (note 8)	—	—	(55)
Total exceptional items	22	75	(73)
Attributable to:
Equity shareholders of the parent company	(4)	75	(64)
Non-controlling interests	26	—	(9)
Total exceptional items	22	75	(73)

(a) Following recent assessments of competitors' indirect tax in respect of certain channel accounts and a recent regulatory change in Korea, Diageo has made a provision, in the year ended 30 June 2019, of £35 million in respect of prior years.

(b) On 26 October 2018, the High Court of Justice of England and Wales issued a judgment in a claim between Lloyds Banking Group Pension Trustees Limited (the claimant) and Lloyds Bank plc (defendant) that UK pension schemes should equalise pension benefits for men and women for the calculation of their guaranteed minimum pension liability. The judgment concluded that the claimant has a duty to amend their pension schemes to equalise benefits and provided comments on the method to be adopted to equalise the benefits. This court ruling impacts the majority of companies with a UK defined benefit pension plan that was in existence prior to 1997. For the Diageo Pension Scheme (DPS) an estimate was made of the impact of equalisation which increased the liabilities of the DPS by £21 million with a corresponding charge to exceptional operating items. Additional work will be carried out to finalise the charge in the year ending 30 June 2020.

(c) In the year ended 30 June 2018, an impairment charge of £128 million in respect of the Meta brand, Ethiopian tangible fixed assets, associated spare parts reported in inventory and goodwill allocated to the Africa Regional Markets cash-generating unit has been recognised in other operating exceptional expenses.

(d) In the year ended 30 June 2017, TRY 150 million (£33 million) was charged to exceptional items in respect of the Turkish Competition Authority investigation into certain of Mey İçki’s trading practices in Turkey.

(e) During the year ended 30 June 2017 United Spirits Limited received a claim, followed by a debit note, from a customer in India in respect of differential pricing charged over a number of years in respect of products sold to that customer primarily for the period prior to the acquisition of United Spirits Limited by Diageo. The group made a provision of INR 2,678 million (£32 million) in exceptional items against the current receivable from the customer.

(f) In the year ended 30 June 2017 a provision of $29 million (£23 million) was credited to exceptional items in respect of a prior year agreement with Dr Vijay Mallya.

(g) Diageo completed the sale of a portfolio of 19 brands to Sazerac on 20 December 2018 for an aggregate consideration of $550 million (£435 million) resulting in a profit before taxation of $198 million (£155 million). See note 9(b) for further information including the list of brands disposed of.

(h)The disposal of the Indian wine business resulted in a loss of £2 million.

(i) In the year ended 30 June 2017 adjustments were finalised in respect of the sale of the group’s wine interests in the United States and its UK Percy Fox businesses which was completed in the year ended 30 June 2016 resulting in a net £20 million exceptional gain.

(j) The disposal of United National Breweries (UNB), Diageo's wholly owned sorghum business in South Africa, was agreed in December 2018 and is subject to regulatory approvals. The prospective sale has resulted in an exceptional loss of approximately ZAR 156 million (£9 million).